SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 17 SUBSEQUENT EVENTS

We have evaluated events and transactions occurring after the balance sheet date through the date these consolidated financial statements were issued, and have determined we have no recognized subsequent events.

Subsequent to September 30, 2011, we sold two conventional rigs from our U.S. Land segment.